Warrants (Details) - Schedule of Warrants Issued	12 Months Ended
	Dec. 31, 2023 $ / shares shares
Delta Drone Warrants [Member]
Schedule of Warrants Issued [Line Items]
Issuance date	2022*	[1]
In connection with	Delta Drone Warrants	[1]
No. of warrants issued	111,261	[1]
Exercise price per share | $ / shares	$ 4	[1]
No. of Ordinary shares underlying warrants	111,261	[1]
IPO Underwriter Warrants [Member]
Schedule of Warrants Issued [Line Items]
Issuance date	2023**	[2]
In connection with	IPO Underwriter Warrants	[2]
No. of warrants issued	97,500	[2]
Exercise price per share | $ / shares	$ 5	[2]
No. of Ordinary shares underlying warrants	97,500	[2]
IPO Consultants Warrants [Member]
Schedule of Warrants Issued [Line Items]
Issuance date	2023***	[3]
In connection with	IPO Consultants Warrants	[3]
No. of warrants issued	359,020	[3]
Exercise price per share | $ / shares	$ 0.00555	[3]
No. of Ordinary shares underlying warrants	359,020	[3]
IPO Consultants Warrants 1 [Member]
Schedule of Warrants Issued [Line Items]
Issuance date	2023****	[4]
In connection with	IPO Consultants Warrants	[4]
No. of warrants issued	144,606	[4]
Exercise price per share | $ / shares	$ 1.275	[4]
No. of Ordinary shares underlying warrants	144,606	[4]

[1]	see Note 12B
[2]	see Note 9C2)
[3]	see Note 9C4)
[4]	see Note 9C5)